Investment Strategy - REX-Osprey(TM) XRP ETF	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Reference Asset and other assets that provide exposure to the Reference Asset. The Fund will invest directly or through the REX-OspreyTM XRP Subsidiary, which is described more fully below. Although the Fund seeks returns equal to the Reference Asset, the Fund’s performance will not replicate the performance of the Reference Asset (i.e., the Fund’s returns may not be the same as the Reference Asset, due to fees and expenses of the Fund and the
Reference ETFs in which it invests, trading and other expenses, but will generally be in the same direction in a positive or negative manner).

The Fund seeks to invest the majority of its assets directly in the Reference Asset. The Fund will generally purchase and sell XRP on exchanges such as Coinbase and Kraken. XRP is a cryptocurrency that was introduced in 2012, and quickly developed its own online community, reaching a peak market capitalization of approximately US$210 billion on July 18, 2025. As of February 28, 2026, the market capitalization of XRP was approximately $84 billion.

The Fund will invest at least 40% of its assets directly in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”), including non-U.S. exchange-traded products (“non-US ETPs”), which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to the Reference Asset (all such ETFs, ETPs and non-US ETPs, “Reference ETFs”). The non-U.S. ETPs in which the Fund may invest are domiciled in Canada and/or Europe and are listed and available for sale in various jurisdictions in Europe (such as Austria, Belgium, Denmark, Finland, France, Germany, Italy, Ireland, Luxembourg, Netherlands, Norway, Poland, Spain, Sweden, and Switzerland). Where available, the Fund will invest in the USD share class of the applicable non-U.S. ETP. Non-US ETPs will not be treated as regulated investment companies for U.S. federal income tax purposes and therefore will not be taxed as such. The Fund will allocate portfolio assets to one or more of the following Reference ETFs at any one time, although this list may change over time:

Reference ETF	Exchange	Ticker Symbol
21 Shares XRP ETP	Switzerland	AXRP.SW
WisdomTree Physical XRP ETP	Europe	XRPW
CoinShares Physical XRP ETP	Switzerland	XRPL-USD.SW
Purpose XRP ETF	Canada	XRPP.TO
3iQ XRP ETF	Canada	XRPQ.TO
Evolve XRP ETF	Canada	XRP.TO
Volatility Shares XRP ETF	Nasdaq	XRPI

The Fund may seek to gain exposure to the Reference Asset, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the REX-OspreyTM XRP (Cayman) Portfolio S.P. (i.e., the “XRP Subsidiary”). The XRP Subsidiary is wholly-owned and controlled by the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the XRP Subsidiary. The XRP Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the XRP Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the XRP Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the XRP Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the XRP Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the XRP Subsidiary.

The Fund may invest in other ETFs for cash management purposes. Such ETFs may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.
The Fund may engage in reverse repurchase agreements on government securities, investment grade corporate securities or similar transactions to help the Fund meet its investment objective by maintaining exposure to the Reference Asset and Reference ETFs that themselves provide exposure to the Reference Asset, and also by maintaining its tax status as a regulated investment company, and for leveraging purposes.

The Fund is classified as “non-diversified” under the 1940 Act.
Information about XRP

XRP is the native cryptocurrency of the XRP Ledger, a decentralized, open-source blockchain designed for fast, low-cost international payments and asset transfers. It was launched in 2012 by Ripple Labs Inc., a fintech company focused on improving cross-border payments and financial infrastructure. Unlike many cryptocurrencies that rely on proof-of-work or proof-of-stake mechanisms, the XRP Ledger uses a unique consensus protocol involving a network of trusted validators to confirm transactions in seconds with minimal energy consumption.

The development of XRP and the XRP Ledger was initially led by Ripple Labs, which continues to contribute significantly to the technology and ecosystem. However, the ledger itself is open-source and maintained by an independent community of developers and network validators. Governance is semi-decentralized: while Ripple remains influential in the ecosystem, it does not control the ledger or transaction validation. The validator nodes are operated by a mix of universities, financial institutions, and independent entities around the world, helping maintain the integrity and decentralization of the network.

XRP is widely traded on numerous major centralized cryptocurrency exchanges (CEX), including Binance, Kraken, Bitstamp, and others, although its availability may vary depending on regulatory environments in different countries. It can be purchased using fiat currencies or other cryptocurrencies and stored in wallets that support XRP, such as Xumm, Ledger hardware wallets, or other third-party software wallets.

XRP is primarily used to facilitate fast and cost-effective cross-border payments, often serving as a bridge currency in international transactions. It is also used for liquidity provisioning in Ripple’s On-Demand Liquidity (ODL) service, which allows financial institutions to convert one fiat currency to another instantly using XRP as an intermediary. Due to its speed, scalability, and institutional focus, XRP has become one of the most prominent cryptocurrencies in the global payment and remittance space.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Reference Asset and other assets that provide exposure to the Reference Asset.